COMPASS 2 & 3 VARIABLE ACCOUNTS

                          Total Return Variable Account

          Supplement to the Current Statement of Additional Information

Effective immediately, with respect to Total Return Variable Account, the sub-heading entitled "Appendix F - Other Accounts", in the section entitled "Portfolio Manager(s)" is hereby restated as follows:

Other Accounts. In addition to the Fund, each Fund's portfolio manager is responsible (either individually or jointly) for the day-to-day management of certain other accounts, the number and total assets of which, as of December 31, 2007 were as follows:

----------------------------- ----------------------------------- ---------------------------------- -------------------------------
                               Registered Investment Companies    Other Pooled Investment Vehicles             Other Accounts
----------------------------- ----------------------------------- ---------------------------------- -------------------------------
----------------------------- ----------------- ----------------- ----------------- ---------------- ----------------- -------------
            Name                 Number of           Total           Number of           Total          Number of           Total
                                 Accounts*          Assets*           Accounts          Assets           Accounts           Assets
----------------------------- ----------------- ----------------- ----------------- ---------------- ----------------- -------------
----------------------------- ----------------- ----------------- ----------------- ---------------- ----------------- -------------
Nevin P. Chitkara                    22          $37.0 billion           3           $2.0 billion           22         $10.5 billion
----------------------------- ----------------- ----------------- ----------------- ---------------- ----------------- -------------
----------------------------- ----------------- ----------------- ----------------- ---------------- ----------------- -------------
William P. Douglas                   7           $21.3 billion           0                N/A               0                N/A
----------------------------- ----------------- ----------------- ----------------- ---------------- ----------------- -------------
----------------------------- ----------------- ----------------- ----------------- ---------------- ----------------- -------------
Steven R. Gorham                     22          $37.0 billion           3           $2.0 billion           22         $10.5 billion
----------------------------- ----------------- ----------------- ----------------- ---------------- ----------------- -------------
----------------------------- ----------------- ----------------- ----------------- ---------------- ----------------- -------------
Richard O. Hawkins                   11          $24.0 billion           0                N/A               1          $37.2 million
----------------------------- ----------------- ----------------- ----------------- ---------------- ----------------- -------------
----------------------------- ----------------- ----------------- ----------------- ---------------- ----------------- -------------
Gregory W. Locraft, Jr.              9           $22.0 billion           0                N/A               0                N/A
----------------------------- ----------------- ----------------- ----------------- ---------------- ----------------- -------------
----------------------------- ----------------- ----------------- ----------------- ---------------- ----------------- -------------
Michael W. Roberge                   10          $24.4 billion           1           $95.0 million          1          $32.4 million
----------------------------- ----------------- ----------------- ----------------- ---------------- ----------------- -------------
----------------------------- ----------------- ----------------- ----------------- ---------------- ----------------- -------------
Brooks A. Taylor                     7           $21.3 billion           0                N/A               0                N/A
----------------------------- ----------------- ----------------- ----------------- ---------------- ----------------- -------------

----------------
*  Includes the Fund.

Advisory fees are not based upon performance of any of the accounts identified in the table above.

                The date of this Supplement is February 15, 2008.